Segment Reporting	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 24 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

Based on the management’s assessment, the Company determined that it has two operating segments, which are graphite anode business and peer-to-peer knowledge sharing and enterprise business, and therefore two reportable segments as defined by ASC 280.   The Company’s assets are substantially all located in the PRC and substantially all of the Company’s revenue and expense are derived in the PRC. Therefore, no geographical segments are presented.

The Company’s CODM evaluates performance based on each reporting segment’s revenue, costs of revenues and gross profit (loss). Revenues, cost of revenues and gross (loss) profits by segment are presented below. Separate financial information of operating income by segment is not available.

	For the six months ended June 30,
REVENUES, NET	2023	2022
Graphite anode business	$20,467,706	$9,945,459
Peer-to-peer knowledge sharing and enterprise business	240,785	319,677
Member services	11,535	95,974
Enterprise services
-Comprehensive tailored services	672	93,059
-Sponsorship advertising services	-	-
-Consulting services	198,833	6,440
Online services	-	697
Other revenues	29,745	123,507
Revenues, net	$20,708,491	$10,265,136

	For the six months ended June 30,
COST OF REVENUES	2023	2022
Graphite anode business	$19,871,938	$8,611,503
Peer-to-peer knowledge sharing and enterprise business	217,226	620,645
Member services	-	-
Enterprise services
-Comprehensive tailored services	-	$507
-Sponsorship advertising services	-	-
-Consulting services	82,053	117,755
Online services	117,942	498,152
Other revenues	17,231	4,231
Cost of revenues	$20,089,164	$9,232,148

	For the six months ended June 30,
GROSS PROFIT	2023	2022
Graphite anode business	$595,768	$1,333,956
Peer-to-peer knowledge sharing and enterprise business	23,559	(300,968)
Member services	11,535	95,974
Enterprise services
-Comprehensive tailored services	672	92,552
-Sponsorship advertising services	-	-
-Consulting services	116,780	(111,315)
Online services	(117,942)	(497,455)
Other revenues	12,514	119,276
Gross profit	$619,327	$1,032,988